Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
19.	ACCOUNTS PAYABLE

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Payable to suppliers	8,808	2,785	1,533
Shown as:
– current liabilities	5,794	2,785	1,533
– non-current liabilities	3,014	—	—
	8,808	2,785	1,533

The average credit period on purchases of goods is 30 days.